LONG-TERM DEBT (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fixed Rate
Under 1 year	€ 115,588,000	€ 202,722,000
Between 1- 5 year	1,467,999,000	126,084,000
After 5 years	0	1,147,016,000
Total Senior Debt Fixed Rate	1,583,587,000	1,475,822,000
Variable Rate
Under 1 year	56,438,000	103,958,000
Between 1- 5 year	298,876,000	947,999,000
After 5 years	23,009,000	272,258,000
Total Senior Debt Variable Rate	378,323,000	1,324,215,000
Fixed Rate
Under 1 year	13,823,000	13,864,000
Between 1-5 year	470,694,000	550,378,000
After 5 years	0	52,081,000
Total Subordinated Debt Fixed Rate	484,517,000	616,323,000
Variable Rate
Under 1 year	5,265,000	6,042,000
Between 1- 5 year	141,774,000	139,560,000
After 5 years	0	0
Total Subordinated Debt Variable Rate	147,039,000	145,602,000
Fixed Rate
Under 1 year	51,611,000	38,554,000
Between 1- 5 year	49,389,000	37,557,000
After 5 years	39,318,000	38,250,000
Total Other Debt fixed Rate	140,318,000	114,361,000
Variable Rate
Under 1 year	29,608,000	6,447,000
Between 1- 5 year	172,500,000	72,354,000
After 5 years	1,479,000	50,826,000
Total Other Debt Variable Rate	203,587,000	129,627,000
Total long-term debt under 1 year	272,333,000	371,587,000
Total long-term debt between 1-5 year	2,601,232,000	1,873,932,000
Total long-term debt after 5 years	63,806,000	1,560,431,000
Total long-term debt	2,937,371,000	3,805,950,000
Long-term Senior Debt
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2016 and denominated in EUR	3750.00%	3.78%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2013 and denominated in USD	5.62%	6.37%
Weighted Average Rate of Senior Fixed Rate Debt, maturing up until 2011 denominated in TL		11.94%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2018 denominated in EUR	2.42%	4.75%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2012 denominated in USD	2.06%	2.17%
Weighted Average Rate of Senior Variable Rate Debt, maturing up until 2018 denominated in BGN	5.00%	5.00%
Carrying amount of Senior Fixed Rate Debt, maturing up until 2016 and denominated in EUR	1,139,485,000	1,234,210,000
Carrying amount of Senior Fixed Rate Debt, maturing up until 2013 and denominated in USD		98,613,000
Carrying amount of Senior Fixed Rate Debt, maturing up until 2011 denominated in TL		142,999,000
Total Senior Debt Fixed Rate	1,583,587,000	1,475,822,000
Carrying amount of Senior Variable Rate Debt, maturing up until 2018 denominated in EUR		1,203,963,000
Carrying amount of Senior Variable Rate Debt, maturing up until 2012 denominated in USD	19,134,000	97,145,000
Carrying amount of Senior Variable Rate Debt, maturing up until 2018 denominated in BGN	23,245,000	23,107,000
Total Senior Debt Variable Rate	378,323,000	1,324,215,000
Carrying amount of Senior Variable Rate Debt, maturing up until 2016 denominated in EUR	335,944,000
Carrying amount of Senior Fixed Rate Debt, maturing up until 2016 and denominated in USD	444,102,000
Long-term Subordinated Debt
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Aug. 2015 and denominated in EUR	7000.00%	7000.00%
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Nov. 2016 and denominated in GBP	6290.00%	6290.00%
Weighted Average Rate of Subordinated Fixed Rate Debt, redeemable on or after Jun 2015 and denominated in JPY		2760.00%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after July 2013 and denominated in EUR	3330.00%	2740.00%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and denominated in EUR	2600.00%	2870.00%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Feb. 2015 and denominated in EUR	5910.00%	7420.00%
Weighted Average Rate of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and denominated in USD	2300.00%	2840.00%
Carrying amount of Subordinated Fixed Rate Debt, redeemable on or after Aug. 2015 and denominated in EUR	443,292,000	463,032,000
Carrying amount of Subordinated Fixed Rate Debt, redeemable on or after Nov. 2016 and denominated in GBP	41,225,000	52,850,000
Carrying amountof Subordinated Fixed Rate Debt, redeemable on or after Jun 2015 and denominated in JPY		100,441,000
Total Subordinated Debt Fixed Rate	484,517,000	616,323,000
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after July 2013 and denominated in EUR	50,756,000	57,292,000
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and denominated in EUR	27,070,000	27,444,000
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Feb. 2015 and denominated in EUR	31,548,000	33,642,000
Carrying amount of Subordinated Variable Rate Debt, redeemable on or after Nov. 2014 and denominated in USD	37,665,000	27,224,000
Total Subordinated Debt Variable Rate	€ 147,039,000	€ 145,602,000